Free Market International Equity Fund (Prospectus Summary) | Free Market International Equity Fund
FREE MARKET INTERNATIONAL EQUITY FUND
Investment Objective
The Free Market International Equity Fund (the "Fund") seeks long-term capital appreciation.

Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Free Market International Equity Fund Institutional Class
Management fees	0.50%
Distribution (12b-1) and/or Service Fees	none
Other expenses	0.16%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses	1.19%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Free Market International Equity Fund Institutional Class	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Summary of Principal Investment Strategies
The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds ("ETFs") (collectively, "investment companies") that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of foreign companies, or invest substantially all of their assets in such equity securities. The Fund will diversify its investments by investing primarily in investment companies that focus on different segments of the foreign equity markets, including emerging markets, with little or no focus on domestic equity markets.

Under normal market conditions, the Adviser expects substantially all of the

Fund's net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 5% of the net assets invested in cash or money market instruments. The

Adviser uses target ranges to allocate the Fund's assets among various investment company asset classes. Actual allocations may differ from the target due to market fluctuations and other factors. Generally, the Adviser expects that the Fund's investments will be within plus or minus 5% of the following target ranges:

Asset Class                         Target

International Small Cap Value           40%

International Large Cap Value           30%

International Small Company             10%

International Large Cap                  5%

Emerging Markets                      5.25%

Emerging Markets Value               4.875%

Emerging Markets Small Cap           4.875%

International Small Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities of small foreign companies with developed markets that the underlying investment adviser(s)

determine to be value stocks at the time of purchase. Small foreign companies are generally those companies with a market capitalization below $4.3 billion.

This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities of large companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be value stocks at the time of purchase.

Large foreign companies generally are those companies with a market capitalization of at least $1.4 billion. This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Small Company Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities of small companies in foreign countries with developed markets. Small foreign companies generally are those companies with a market capitalization below $4.3 billion.

This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities of large companies in foreign countries with developed markets. Large companies generally are considered to be those companies with a market capitalization of at least

$1.4 billion. This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

Emerging Markets Asset Class, Emerging Markets Value Asset Class, and Emerging

Markets Small Cap Asset Class (collectively, the "Emerging Markets Asset

Classes"): Underlying investment companies comprising each Emerging Markets

Asset Class generally will purchase stocks and other equity securities of companies located in emerging market countries. The underlying investment companies investing in securities of the Emerging Markets Asset Class and the

Emerging Markets Small Cap Asset Class will generally purchase the equity securities of larger and smaller companies, respectively, within each country.

The underlying investment adviser(s) determine company size primarily based on market capitalization. Companies in the Emerging Markets Small Cap Asset Class

generally are those companies with a market capitalization of $4.1 billion or less in the largest country and $683 million in the smallest country. This threshold will vary by country or region. These dollar amounts will change from time to time due to market conditions.

The underlying investment companies in the Emerging Markets Value Asset Class generally will purchase emerging market equity securities that are deemed by the underlying investment adviser(s) to be value stocks at the time of purchase.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. Government securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective.

Summary of Principal Risks
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund involves the same investment risks as those of the underlying investment companies in which the

Fund invests. These risks may adversely affect the Fund's net asset value

("NAV") and investment performance. The Fund is subject to the following principal risks:

o The value of particular foreign equity securities which the Fund's underlying investment companies may purchase or foreign stock markets on which the securities they may purchase are traded may decline in value.

o Stocks of large cap or small cap foreign companies in which the Fund's underlying investment companies may invest may temporarily fall out of favor with investors or may be more volatile than particular foreign stock markets or foreign stock markets as a whole.

o The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

o Stocks of large cap or small cap foreign companies in which the Fund's underlying investment companies may invest may suffer unexpected losses or lower than expected earnings or such securities may become difficult or impossible to sell at the time and for the price the underlying investment advisers would like.

o Because the Fund owns shares of underlying investment companies that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

o Investments in emerging market securities by underlying investment companies in which the Fund invests are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economics.

o The Adviser's judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the

Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

o Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in equity securities of foreign companies, the NAV of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

o There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

o The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

More information about the Fund's investments and risks is contained under the section entitled "More Information About Each Fund's Investments and Risks."

Performance Information
The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at www.mymatrix.cc or (866) 780-0357 Ext. 3863.

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 33.53% (quarter ended June 30, 2009)

Worst Quarter: (22.05)% (quarter ended December 31, 2008)

Year to Date Total Return as of September 30, 2011: (19.62)%

Average Annual Total Returns
The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year and since inception to the average total returns of a broad-based securities market index for the same periods.

Average Annual Total Returns Free Market International Equity Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception
Institutional Class	Fund Returns Before Taxes		15.95%	0.11%	[1]
Institutional Class After Taxes on Distributions	Fund Returns After Taxes on Distributions	[2]	15.43%	(0.40%)	[1]
Institutional Class After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	[2]	10.37%	(0.22%)	[1]
Composite Index	Composite Index	[3]	13.33%	(4.09%)	[1]
MSCI World (excluding U.S.) Index	MSCI World (excluding U.S.) Index (reflects no deduction for fees, expenses or taxes)	[4]	8.95%	(6.33%)	[1]
[1]	The Fund commenced operations on December 31, 2007.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "more about Each Fund's Investments and Risks."
[4]	The MSCI World (excluding U.S.) Index is a stock market index of "world" stocks maintained by Morgan Stanley Capital International ("MSCI"). The index includes a selection of stocks of "foreign countries with developed markets", excluding the United States, as defined by MSCI. As of September 30, 2011, the median market capitalization of the MSCI World (excluding U.S.) Index was $6.54 billon and the weighted average market capitalization was $48.42 billion.